Premises, equipment and computer software (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of premise, equipment, and computer software

	December 31, 2020			December 31, 2019
Category	Cost	Accumulated depreciation	Net carrying value	Cost	Accumulated depreciation	Net carrying value
Land	8,730	—	8,730	8,730	—	8,730
Buildings	164,171	(71,721)	92,450	156,756	(66,370)	90,386
Equipment	25,150	(15,930)	9,220	22,928	(17,062)	5,866
Computer hardware and software in use	197,165	(161,801)	35,364	189,380	(144,236)	45,144
Computer software in development	4,988	—	4,988	8,107	—	8,107
Total	400,204	(249,452)	150,752	385,901	(227,668)	158,233

	Year ended
Depreciation charged to operating expenses	December 31, 2020	December 31, 2019	December 31, 2018
Buildings (included in Property expense)	5,511	4,492	4,283
Equipment (included in Property expense)	1,929	1,524	1,413
Computer hardware and software (included in Technology and communication expense)	21,773	20,620	20,441
Total depreciation charged to operating expenses	29,213	26,636	26,137